BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2024
BORROWINGS
Schedule of borrowings and thier securities

	As of December 31,
	2023	2024
	RMB	RMB
Short term bank borrowings	30,000	589,000
Long-term bank borrowings, current portion	334,511	615,015
Other long-term borrowings, current portion	388,814	805,175
	753,325	2,009,190
Long-term bank borrowings, non-current portion	4,170,981	6,082,964
Other long-term borrowings, non-current portion	942,540	1,684,426
Total borrowings	5,866,846	9,776,580

December 31, 2023

Short-term borrowings	Secured by
(RMB)
30,000	Unsecured borrowing.

Long-term borrowings (including current portion)	Secured by
(RMB)
2,180,490	Secured by a subsidiary’s share.
3,101,522	Secured by property and equipment and land-use right with net book value of RMB845,897 and RMB196,195, respectively (Note 8/Note 10), and a subsidiary’s share
554,834	Unsecured borrowing.
5,836,846

December 31, 2024

Short-term borrowings	Secured by
(RMB)
589,000	Unsecured borrowing.

Long-term borrowings (including current portion)	Secured by
(RMB)
2,988,344	Secured by a subsidiary’s share.
5,124,656	Secured by property and equipment and land-use right with net book value of RMB832,153 and RMB205,334, respectively (Note 8/Note 10), and a subsidiary’s share.
1,074,580	Unsecured borrowing.
9,187,580

Schedule of repayments of the principal amounts of the Company's short-term borrowings and long-term borrowings, including bank and other borrowings

RMB
For the years ending December 31,
2025	2,114,777
2026	1,610,519
2027	1,154,563
2028	1,048,420
2029	924,284
2030 and thereafter	3,155,187